Schedule of Investments (unaudited) August 31, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.6%

Aerospace & Defense — 1.3%
Boeing Co.	1,423	$518,100
Curtiss-Wright Corp.	89	10,915
HEICO Corp.	80	11,574
HEICO Corp., Class A	203	22,403
L3Harris Technologies, Inc.(a)	640	135,302
Raytheon Co.	824	152,704
United Technologies Corp.	2,196	286,007

		1,137,005

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	6,953	587,459
Expeditors International of Washington, Inc.	2,341	166,445
Hub Group, Inc., Class A(a)	334	14,382

		768,286

Airlines — 0.1%
Hawaiian Holdings, Inc.	1,562	38,128
United Airlines Holdings, Inc.(a)	1,038	87,514

		125,642

Auto Components — 0.1%
Tower International, Inc.	1,401	43,333

Automobiles — 0.4%
Ford Motor Co.	31,789	291,505
Thor Industries, Inc.	558	25,618

		317,123

Banks — 4.2%
Ames National Corp.	714	18,900
Associated Banc-Corp	6,561	126,234
Bank of America Corp.	20,414	561,589
CIT Group, Inc.	2,143	91,270
Citigroup, Inc.	3,014	193,951
Citizens Financial Group, Inc.	3,462	116,808
Coastal Financial Corp.(a)	791	11,683
Comerica, Inc.	675	41,614
Cullen/Frost Bankers, Inc.	2,734	226,949
East West Bancorp, Inc.	1,019	41,911
First Business Financial Services, Inc.	347	7,825
First Hawaiian, Inc.	6,052	155,536
First Horizon National Corp.	16,020	253,597
Investors Bancorp, Inc.	5,386	59,785
JPMorgan Chase & Co.	7,324	804,615
National Bank Holdings Corp., Class A	2,795	91,229
PacWest Bancorp	3,334	113,623
PNC Financial Services Group, Inc.	1,307	168,511
Sandy Spring Bancorp, Inc.	560	18,749
SunTrust Banks, Inc.	1,298	79,840
SVB Financial Group(a)	46	8,952
Texas Capital Bancshares, Inc.(a)	1,713	92,296
U.S. Bancorp	2,471	130,197
Webster Financial Corp.	1,284	57,472

Security	Shares	Value

Banks (continued)
Western Alliance Bancorp	273	$11,854
Zions Bancorp. NA	3,124	128,365

		3,613,355

Beverages — 1.4%
Coca-Cola Co.	714	39,298
Coca-Cola Consolidated, Inc.	49	16,494
Keurig Dr Pepper, Inc.	990	27,007
PepsiCo, Inc.	8,131	1,111,752

		1,194,551

Biotechnology — 2.9%
AbbVie, Inc.	4,668	306,874
AMAG Pharmaceuticals, Inc.(a)	2,376	25,946
Amgen, Inc.	2,779	579,755
Catalyst Biosciences, Inc.(a)	2,759	17,602
Celgene Corp.(a)(b)	2,061	199,505
Gilead Sciences, Inc.	13,666	868,338
Immunic, Inc.(a)	1,768	30,074
Innoviva, Inc.(a)	1,411	16,353
Neon Therapeutics, Inc.(a)	2,383	6,410
Novavax, Inc.(a)(b)	1,056	6,304
Prevail Therapeutics, Inc.(a)	1,115	12,622
Regeneron Pharmaceuticals, Inc.(a)	479	138,934
Surface Oncology, Inc.(a)	3,944	8,125
Vertex Pharmaceuticals, Inc.(a)	1,653	297,573

		2,514,415

Building Products — 0.6%
Allegion PLC	3,016	290,350
Lennox International, Inc.	839	212,922
Resideo Technologies, Inc.(a)	3,732	51,427

		554,699

Capital Markets — 2.4%
Ameriprise Financial, Inc.	77	9,931
Charles Schwab Corp.	8,020	306,925
CME Group, Inc.	1,421	308,769
Evercore, Inc., Class A	2,266	180,736
Intercontinental Exchange, Inc.	643	60,108
Invesco Ltd.	8,305	130,389
Moelis & Co., Class A	494	16,564
Morgan Stanley	16,081	667,201
Pzena Investment Management, Inc., Class A	4,182	34,000
Silvercrest Asset Management Group, Inc., Class A	1,378	18,010
T. Rowe Price Group, Inc.	384	42,478
TD Ameritrade Holding Corp.	6,263	278,140
Westwood Holdings Group, Inc.	511	14,027

		2,067,278

Chemicals — 2.4%
Dow, Inc.(a)	831	35,425
Ecolab, Inc.	2,791	575,811

1

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
HB Fuller Co.	9,508	$405,136
International Flavors & Fragrances, Inc.	1,195	131,151
Scotts Miracle-Gro Co.	3,069	326,296
Sherwin-Williams Co.	317	166,980
Trinseo SA	851	29,862
Valvoline, Inc.	15,822	357,577

		2,028,238

Commercial Services & Supplies — 0.2%
ADT, Inc.	10,678	50,827
Steelcase, Inc., Class A	1,572	24,413
Viad Corp.	844	54,548

		129,788

Communications Equipment — 1.2%
Arista Networks, Inc.(a)	83	18,810
Cisco Systems, Inc.	18,847	882,228
Palo Alto Networks, Inc.(a)	282	57,421
ViaSat, Inc.(a)	398	31,573

		990,032

Construction Materials — 0.3%
Vulcan Materials Co.	1,790	252,838

Consumer Finance — 1.9%
Ally Financial, Inc.	12,061	378,112
American Express Co.	4,484	539,739
Capital One Financial Corp.	3,017	261,333
Discover Financial Services	2,658	212,560
Synchrony Financial	7,160	229,478

		1,621,222

Containers & Packaging — 0.2%
AptarGroup, Inc.	1,710	208,996

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(a)	867	143,098
Carriage Services, Inc.	1,252	26,630
frontdoor, Inc.(a)	1,543	79,218
H&R Block, Inc.	3,783	91,624
Service Corp. International	194	8,982

		349,552

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(a)	4,536	922,668
On Deck Capital, Inc.(a)	3,554	11,550
Tiptree, Inc.	400	2,776

		936,994

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	10,355	365,117
Cincinnati Bell, Inc.(a)	1,493	8,107
Verizon Communications, Inc.	16,945	985,521

Security	Shares	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.(a)	1	$34

		1,358,779

Electric Utilities — 1.2%
El Paso Electric Co.	119	7,937
Eversource Energy	10,405	833,753
IDACORP, Inc.	1,580	173,500
Unitil Corp.	861	51,978

		1,067,168

Electrical Equipment — 1.0%
AMETEK, Inc.	5,969	512,916
Generac Holdings, Inc.(a)	510	39,775
Hubbell, Inc.	139	18,228
Rockwell Automation, Inc.	1,945	297,177

		868,096

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	3,434	396,627
Daktronics, Inc.	5,285	38,210
National Instruments Corp.	4,095	171,990
SYNNEX Corp.	2,597	217,655
Tech Data Corp.(a)	137	12,704

		837,186

Energy Equipment & Services — 0.6%
National Oilwell Varco, Inc.	4,799	98,044
Pacific Drilling SA(a)(b)	1,382	8,402
Schlumberger Ltd.	12,316	399,408
Superior Energy Services, Inc.(a)	3,936	1,318
Transocean Ltd.(a)	1	4

		507,176

Entertainment — 0.6%
Electronic Arts, Inc.(a)	1,431	134,056
Netflix, Inc.(a)	528	155,100
Spotify Technology SA(a)	68	9,177
Take-Two Interactive Software, Inc.(a)	82	10,821
Viacom, Inc., Class A	785	21,407
Viacom, Inc., Class B	5,895	147,257

		477,818

Equity Real Estate Investment Trusts (REITs) — 4.6%
Alexandria Real Estate Equities, Inc.	128	19,180
American Tower Corp.	2,091	481,327
Apollo Commercial Real Estate Finance, Inc.	2,168	40,216
Boston Properties, Inc.	1,932	248,107
EastGroup Properties, Inc.	867	107,959
Extra Space Storage, Inc.	3,300	402,336
Lamar Advertising Co., Class A	1,708	130,918
National Storage Affiliates Trust	3,297	110,318
Outfront Media, Inc.	4,434	121,846
Park Hotels & Resorts, Inc.	6,788	159,857

2

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc.	10,901	$911,542
QTS Realty Trust, Inc., Class A	1,893	92,871
Realty Income Corp.	1,612	118,982
Regency Centers Corp.	1,425	91,927
SBA Communications Corp.	1,293	339,322
Simon Property Group, Inc.	3,703	551,525

		3,928,233

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	3,501	1,031,955
Rite Aid Corp.(a)(b)	3,442	22,235
Walmart, Inc.	2,278	260,284

		1,314,474

Food Products — 1.6%
General Mills, Inc.	9,369	504,052
Hershey Co.	2,753	436,296
J&J Snack Foods Corp.	535	103,287
Kellogg Co.	309	19,405
McCormick & Co., Inc.	2,005	326,554

		1,389,594

Gas Utilities — 0.2%
Southwest Gas Holdings, Inc.	2,030	185,197

Health Care Equipment & Supplies — 2.9%
Danaher Corp.	5,337	758,334
Hill-Rom Holdings, Inc.	1,582	170,350
Intuitive Surgical, Inc.(a)	93	47,555
Medtronic PLC	4,963	535,458
Stryker Corp.	4,454	982,820
Varian Medical Systems, Inc.(a)	425	45,020

		2,539,537

Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	3,516	289,261
Anthem, Inc.	1,156	302,317
Cardinal Health, Inc.	6,771	292,033
Cigna Corp.(a)	2,421	372,762
CVS Health Corp.	8,909	542,736
McKesson Corp.	2,274	314,426
Penumbra, Inc.(a)	332	48,323
UnitedHealth Group, Inc.	1,995	466,830
WellCare Health Plans, Inc.(a)	146	39,528

		2,668,216

Health Care Technology — 0.4%
Evolent Health, Inc., Class A(a)	2,262	15,540
Medidata Solutions, Inc.(a)	173	15,844
Veeva Systems, Inc., Class A(a)	2,085	334,392

		365,776

Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc.	395	14,394
Bloomin’ Brands, Inc.	5,664	102,179
Brinker International, Inc.	3,633	138,054

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	922	$111,543
Denny’s Corp.(a)	400	9,436
Dine Brands Global, Inc.	232	16,368
Domino’s Pizza, Inc.	663	150,395
Extended Stay America, Inc.	2,961	41,602
McDonald’s Corp.	1,710	372,729
Planet Fitness, Inc., Class A(a)	3,556	251,089
SeaWorld Entertainment, Inc.(a)	928	26,921
Six Flags Entertainment Corp.	4,192	248,041
Speedway Motorsports, Inc.	30	592
Starbucks Corp.	776	74,931
Vail Resorts, Inc.	926	218,795
Wingstop, Inc.	184	18,431
Wyndham Destinations, Inc.	4,207	186,538

		1,982,038

Household Durables — 0.3%
D.R. Horton, Inc.	678	33,541
Garmin Ltd.	1,863	151,965
Roku, Inc.(a)	195	29,515
Taylor Morrison Home Corp., Class A(a)	569	13,576
Tempur Sealy International, Inc.(a)	634	48,894

		277,491

Household Products — 1.7%
Church & Dwight Co., Inc.	2,878	229,607
Clorox Co.	1,900	300,504
Procter & Gamble Co.	8,088	972,420

		1,502,531

Independent Power and Renewable Electricity Producers — 0.3%
TerraForm Power, Inc., Class A	13,026	220,921

Industrial Conglomerates — 0.9%
General Electric Co.	17,018	140,399
Honeywell International, Inc.	2,053	337,965
Roper Technologies, Inc.	786	288,273

		766,637

Insurance — 2.0%
Allstate Corp.	1,454	148,875
Cincinnati Financial Corp.	1,071	120,477
Erie Indemnity Co., Class A	308	67,547
First American Financial Corp.	2,884	168,570
MetLife, Inc.	6,059	268,414
Progressive Corp.	1,564	118,551
Prudential Financial, Inc.	3,454	276,631
Travelers Cos., Inc.	3,825	562,122
W.R. Berkley Corp.	468	33,345

		1,764,532

Interactive Media & Services — 3.7%
Alphabet, Inc., Class A(a)	570	678,602
Alphabet, Inc., Class C(a)	890	1,057,409

3

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Cars.com, Inc.(a)	859	$7,654
Facebook, Inc., Class A(a)	6,285	1,166,936
Match Group, Inc.	1,216	103,117
Pinterest, Inc., Class A(a)(b)	5,060	174,165

		3,187,883

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(a)	1,343	2,385,557
Etsy, Inc.(a)	2,672	141,055
MercadoLibre, Inc.(a)	36	21,406
Wayfair, Inc., Class A(a)	147	16,573

		2,564,591

IT Services — 6.2%
Accenture PLC, Class A	5,109	1,012,450
Automatic Data Processing, Inc.	5,791	983,543
Fidelity National Information Services, Inc.	3,365	458,380
GoDaddy, Inc., Class A(a)	1,299	82,279
Mastercard, Inc., Class A	4,888	1,375,337
Paychex, Inc.	9,987	815,938
Square, Inc., Class A(a)	2,446	151,261
Twilio, Inc., Class A(a)	898	117,162
Unisys Corp.(a)	1,544	10,098
Visa, Inc., Class A	1,643	297,087

		5,303,535

Life Sciences Tools & Services — 0.9%
Mettler-Toledo International, Inc.(a)	139	91,294
Thermo Fisher Scientific, Inc.	1,668	478,816
Waters Corp.(a)	854	180,954

		751,064

Machinery — 2.2%
Crane Co.	7	534
Graco, Inc.	2,541	115,793
Illinois Tool Works, Inc.	414	62,042
Ingersoll-Rand PLC	2,780	336,630
John Bean Technologies Corp.	346	35,403
Navistar International Corp.(a)	562	12,926
Oshkosh Corp.	3,859	271,172
PACCAR, Inc.	6,229	408,373
Snap-on, Inc.	1,695	252,013
Woodward, Inc.	2,381	256,791
Xylem, Inc.	2,390	183,098

		1,934,775

Media — 2.4%
AMC Networks, Inc., Class A(a)	1,908	92,538
Cinemark Holdings, Inc.	1,267	48,349
Clear Channel Outdoor Holdings, Inc.(a)	8,910	23,166
Comcast Corp., Class A	15,566	688,951
Discovery, Inc., Class A(a)	2,803	77,363

Security	Shares	Value

Media (continued)
Discovery, Inc., Class C(a)	1,020	$26,551
Gray Television, Inc.(a)	837	12,806
Interpublic Group of Cos., Inc.	11,518	228,978
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	246	9,961
MDC Partners, Inc., Class A(a)	2,464	5,790
New Media Investment Group, Inc.	8,672	76,140
Omnicom Group, Inc.	2,229	169,538
Sirius XM Holdings, Inc.	27,989	172,692
Walt Disney Co.	3,267	448,428

		2,081,251

Metals & Mining — 0.7%
Materion Corp.	1,471	86,554
Reliance Steel & Aluminum Co.	4,739	460,773
Ryerson Holding Corp.(a)	7,812	53,668

		600,995

Multi-Utilities — 1.0%
Consolidated Edison, Inc.	9,564	850,240

Multiline Retail — 0.5%
Kohl’s Corp.	1,773	83,792
Nordstrom, Inc.	5,170	149,775
Target Corp.	1,795	192,137

		425,704

Oil, Gas & Consumable Fuels — 3.4%
Approach Resources, Inc.(a)	39	8
Chevron Corp.	3,253	382,943
ConocoPhillips	7,177	374,496
Delek US Holdings, Inc.	1,935	63,371
EOG Resources, Inc.	4,886	362,492
Exxon Mobil Corp.	8,728	597,694
Kinder Morgan, Inc.	609	12,344
Par Pacific Holdings, Inc.(a)	3,070	66,742
PBF Energy, Inc., Class A	852	20,192
Phillips 66	4,220	416,219
Range Resources Corp.	41,189	146,633
Renewable Energy Group, Inc.(a)(b)	796	9,687
Scorpio Tankers, Inc.	812	21,348
SM Energy Co.	4,650	44,082
Valero Energy Corp.	5,798	436,473

		2,954,724

Paper & Forest Products — 0.2%
Boise Cascade Co.	5,940	186,516

Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	1,950	386,080
Nu Skin Enterprises, Inc., Class A	306	12,430

		398,510

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	11,233	539,970

4

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Collegium Pharmaceutical, Inc.(a)	1,679	$19,443
Elanco Animal Health, Inc.(a)	292	7,598
Eli Lilly & Co.	853	96,363
Johnson & Johnson	7,772	997,614
Medicines Co.(a)	593	24,882
Merck & Co., Inc.	2,030	175,534
Pfizer, Inc.	12,372	439,825
Prestige Consumer Healthcare, Inc.(a)	4,952	157,870
Zoetis, Inc.	5,425	685,829

		3,144,928

Professional Services — 1.0%
CoStar Group, Inc.(a)	264	162,326
FTI Consulting, Inc.(a)	528	57,098
Heidrick & Struggles International, Inc.	892	23,683
IHS Markit Ltd.(a)	2,620	171,898
Insperity, Inc.	2,254	223,281
Mistras Group, Inc.(a)	1,987	29,010
Paylocity Holding Corp.(a)	355	38,773
Robert Half International, Inc.	1,514	80,954
TriNet Group, Inc.(a)	1,654	111,033

		898,056

Road & Rail — 1.0%
Covenant Transportation Group, Inc., Class A(a)	3,927	56,470
Daseke, Inc.(a)(b)	6,159	10,840
Landstar System, Inc.	3,875	432,140
Lyft, Inc., Class A(a)	1,992	97,548
Ryder System, Inc.	5,335	256,987
Uber Technologies, Inc.(a)	491	15,992

		869,977

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.(a)	1,935	60,856
Analog Devices, Inc.	2,970	326,195
Applied Materials, Inc.	4,407	211,624
Broadcom, Inc.	1,157	327,014
Cirrus Logic, Inc.(a)	5,035	270,077
Intel Corp.	13,807	654,590
NVIDIA Corp.	4,815	806,561
QUALCOMM, Inc.	4,001	311,158
Xilinx, Inc.	2,389	248,599

		3,216,674

Software — 6.5%
Adobe, Inc.(a)	2,929	833,330
Cadence Design Systems, Inc.(a)	481	32,939
Dropbox, Inc., Class A(a)	2,634	47,149
Intuit, Inc.	1,459	420,717
Manhattan Associates, Inc.(a)	616	50,900
Microsoft Corp.	17,965	2,476,655
New Relic, Inc.(a)	823	47,191
Paycom Software, Inc.(a)	148	37,018
RingCentral, Inc., Class A(a)	921	129,981

Security	Shares	Value

Software (continued)
salesforce.com, Inc.(a)	4,276	$667,355
ServiceNow, Inc.(a)	1,359	355,840
Slack Technologies, Inc., Class A(a)	338	9,680
SVMK, Inc.(a)	1,317	22,046
Workday, Inc., Class A(a)	1,383	245,178
Yext, Inc.(a)	1,570	24,759
Zendesk, Inc.(a)	993	79,639
Zoom Video Communications, Inc., Class A(a)	646	59,219
Zynga, Inc., Class A(a)	5,631	32,153

		5,571,749

Specialty Retail — 1.6%
American Eagle Outfitters, Inc.	1,019	17,140
Asbury Automotive Group, Inc.(a)	1,923	181,339
AutoZone, Inc.(a)	18	19,830
CarMax, Inc.(a)	1,974	164,395
Dick’s Sporting Goods, Inc.	2,389	81,321
Foot Locker, Inc.	746	26,998
Home Depot, Inc.	1,284	292,636
Lithia Motors, Inc., Class A	778	101,972
Penske Automotive Group, Inc.	3,520	150,586
Ross Stores, Inc.	1,600	169,616
Sonic Automotive, Inc., Class A	1,423	38,293
TJX Cos., Inc.	2,469	135,721

		1,379,847

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	14,120	2,947,409
Dell Technologies, Inc., Class C(a)	1,185	61,063
HP, Inc.	14,153	258,858
Pure Storage, Inc., Class A(a)	1,296	21,099

		3,288,429

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.(a)	2,097	387,253
NIKE, Inc., Class B	2,775	234,488
Ralph Lauren Corp.	435	38,428
VF Corp.	393	32,206

		692,375

Thrifts & Mortgage Finance — 0.4%
Essent Group Ltd.(a)	1,990	96,515
Federal Agricultural Mortgage Corp., Class C	1,446	119,078
LendingTree, Inc.(a)	48	14,884
MGIC Investment Corp.	5,907	74,724
Riverview Bancorp, Inc.	5,436	38,324

		343,525

Trading Companies & Distributors — 0.3%
GATX Corp.	614	45,571
Herc Holdings, Inc.(a)	437	18,039
Veritiv Corp.(a)	3,445	57,049

5

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
W.W. Grainger, Inc.	449	$122,869

		243,528

Water Utilities — 1.2%
American Water Works Co., Inc.	6,484	825,543
California Water Service Group	4,109	231,912

		1,057,455

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	2,903	11,670
Telephone & Data Systems, Inc.	3,172	79,934
United States Cellular Corp.(a)	949	34,155

		125,759

Total Long-Term Investments — 98.6% (Cost — $74,822,666)		84,946,837

Security	Shares	Value

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
1.99%(c)(e)	884,829	$884,829
SL Liquidity Series, LLC, Money Market Series,
2.29%(c)(d)(e)	181,372	181,408

Total Short-Term Securities — 1.2% (Cost — $1,066,231)		1,066,237

Total Investments — 99.8% (Cost — $75,888,897)		86,013,074

Other Assets Less Liabilities — 0.2%		137,978

Net Assets — 100.0%		$86,151,052

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

During the period ended August 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/19	Net Activity	Shares Held at 08/31/19	Value at 08/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	534,478	350,351	884,829	$884,829	$4,627		$—	$—
SL Liquidity Series, LLC, Money Market Series	806,742	(625,370)	181,372	181,408	4,274	(b)	64	—

				$1,066,237	$8,901		$64	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock Impact U.S. Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	15	09/20/19	$1,121	$2,605

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$84,946,837	$—	$—	$84,946,837
Short-Term Securities	884,829	—	—	884,829

	$85,831,666	$—	$—	$85,831,666

Investments Valued at NAV(b)				181,408

				$86,013,074

Derivative Financial Instruments(c)
Assets:
Equity contracts	$2,605	$—	$—	$2,605

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument are shown at value.

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